Investment in Privately Held Company	3 Months Ended
Mar. 31, 2014
Investments, All Other Investments [Abstract]
Cost-method Investments, Description [Text Block]

6. Investment in Privately Held Company

The Company has an investment in privately held Israeli-based company that offers surgeons and radiologists the ability to detect cancer in real time.
Due to the fact that the privately held company is experiencing delays in executing its business plan, the Company determined to write down the value of its investment to $65,000 at December 31, 2013, resulting in a charge to the statement of operations of $35,000 during the year ended December 31, 2013.